================================================================================
                             MARYLAND TAX-FREE FUNDS
                               SEMIANNUAL REPORT
================================================================================
                                  August 31,1996
--------------------------------------------------------------------------------

================================================================================
Report Highlights
--------------------------------------------------------------------------------

* The bond market reversed course over the last six months as the economy gained unexpected strength, leading to sharply rising interest rates and losses for most bond funds.

* Municipal bonds outperformed their taxable counterparts as pressure from last year's tax reform proposals subsided.

* Both Maryland funds produced small but positive six-month returns, in a difficult environment. The Short-Term Fund underperformed its peers, while the Bond Fund outperformed.

* The Short-Term Fund maintained a defensive posture in anticipation of further increases in interest rates. The Maryland Bond Fund was again helped by the higher income of its older investments.

* The Maryland funds may come under pressure in coming months from higher interest rates and a pickup in new supply. However, we will be alert for opportunities to increase income.

================================================================================
Fellow Shareholders
--------------------------------------------------------------------------------

     The last six months saw the fixed income markets give back the gains realized during the prior six months, as the economy strengthened and market expectations of further easing by the Federal Reserve evaporated. The municipal market declined less than the taxable market after the issue of tax reform faded, but six-month returns were virtually flat.

MARKET ENVIRONMENT

     The economy regained strength in 1996 after slowing in 1995, with only a modest pickup in inflation. Stronger growth alone was enough to reverse expectations of any further Federal Reserve easing after two interest rate cuts in the second half of 1995 and one earlier this year. While the Fed has not yet tightened in 1996, it adopted a bias toward tightening in July, and bond yields moved up in anticipation of higher rates.

     In the municipal market, rates rose roughly 50 basis points (100 basis points equal one percent) from the lowest point reached in early 1996, but not as high as the levels of late 1994. Long-term high-grade general obligation bonds yielded 5.75% on August 31, 1996, versus 5.45% six months ago and 5.85% a year ago. Five-year high-grade bonds were 25 basis points higher in yield than in August 1995. Maryland bond yields followed a similar pattern.

     All was not doom and gloom in the municipal bond market over the past six months. The fading of tax reform concerns caused the municipal market to outperform taxable markets by a wide margin. As rates approached and then exceeded 6%, strong retail demand for municipals provided support for the market. Last summer, long-term municipal yields equaled 90% or more of comparable taxable yields; this year, yields moved down to 81% of taxable alternatives, allowing the municipal market to regain the ground it lost.

     While the Maryland economy ranks favorably among the rest of the states in terms of high personal income and low unemployment, its growth rate in recent years has been lackluster. Maryland lagged the national economy in recovering from the recession of the early 1990s, principally due to the contraction of the manufacturing and defense industries and the federal government. Judging by early indicators, the state may return to moderate growth levels this year, led by the service sector, particularly the computer and data processing industries.

==============================
Judging  by early  indicators,
the   state   may   return  to
moderate  growth  levels  this
year . . .
------------------------------

     Two local developments of interest were the proposed merger of Baltimore Gas & Electric and Potomac Edison and a recent change in reimbursement policies for nonprofit hospitals. The financial markets applauded the merger of the two utilities, both of which have tax-exempt debt outstanding, because the new company is expected to be leaner and more competitive. The merger is awaiting regulatory approval.

     Meanwhile, urban nonprofit hospitals, which serve a disproportionate number of patients with little or no health insurance, should benefit from a recently approved rate increase for all hospitals. The extra money is earmarked for a fund to cover uninsured patients. As a result of this relief, urban nonprofits should be able to reduce rates and compete more effectively for the growing number of patients covered by managed care contracts.

MARYLAND  SHORT-TERM TAX-FREE BOND FUND

     Over the last six months, as interest rates rose, we continued our defensive strategy by shortening the fund's average maturity and duration. As of August 31, its maturity stood at 2.0 years (down from 2.7 years last February), and duration, a more accurate measure of the portfolio's sensitivity to rising interest rates, settled at 1.8 years (down from 2.3 years in February). Moving into shorter-term issues helps protect the fund's share price against rising interest rates and hastens the rollover of assets into higher-yielding securities.

     In retrospect, however, we did not shorten quickly enough. The shutdown of the government last winter delayed key economic statistics, making it difficult to accurately estimate growth. As a result, in early March the financial markets were surprised by a report showing unexpectedly robust job growth for February. The report caused the overbought market to swiftly reverse course, moving three-year AAA yields 25 basis points higher in one day. That single event was the main reason your fund underperformed its peer group over the last six months, as shown in the table.

================================================================================
Performance Comparison
--------------------------------------------------------------------------------
Periods Ended 8/31/96                    6 Months         12 Months
--------------------------------------------------------------------------------
Maryland Short-Term
Tax-Free Bond Fund                       0.83%            3.50%

Lipper Short Municipal
Debt Funds Average                       1.18             3.61
--------------------------------------------------------------------------------

     Since March, the market has remained in a trading range with a bias toward higher short-term rates. We used periods of market strength to continue reducing the fund's exposure to rising interest rates. As long as economic statistics continue to provide reasons for the Federal Reserve to increase the federal funds rate, we will maintain a defensive strategy.

MARYLAND TAX-FREE BOND FUND


     Our conservative posture, characterized by older investments with high coupon income, allowed the fund to weather the upturn in rates this year better than our Lipper peer group. Our older bonds, purchased in the late 1980s and early 1990s, offer higher income than comparable issues available in recent years, helping to offset the price depreciation caused by rising interest rates. The rise in new supply this year (Maryland bond issuance was up 21% through August versus the same period in 1995) was another welcome development, affording us the opportunity to invest at higher interest rate levels.

================================================================================
Performance Comparison
--------------------------------------------------------------------------------
Periods Ended 8/31/96                    6 Months         12 Months
--------------------------------------------------------------------------------
Maryland Tax-Free
Bond Fund                                0.44%            5.22%

Lipper Maryland Municipal
Debt Funds Average                      -0.03             4.69
--------------------------------------------------------------------------------

     We shortened a bit at the beginning of 1996, but as new issuance picked up in the second quarter, we put some money back to work to take advantage of spikes in yields. As a result, the fund's duration ended the period unchanged at
7.2 years. We did not feel the need to adopt a more defensive strategy because the fund already had many characteristics that helped it outperform in a rising rate environment. This is borne out by the fact that your fund's returns exceeded its peer group average for the 6- and 12-month periods ended August 31.

OUTLOOK

     The last six months have seen a major change in the outlook for the economy, causing a shift in the shape and level of the municipal yield curve. The risk of an overheating economy has grown, and the Fed will likely nudge rates higher to cool things down in coming months. The current expansion is now over five years old, roughly twice the length of an average expansion prior to 1982. However, old age is not a cause for an expansion to end. There is no reason why the current expansion could not continue if interest rates are high enough to restrain inflation, yet low enough to keep unemployment at bay.

     Little has changed from a year ago in terms of interest rate levels, but much has changed about market psychology. A year ago, this market was consumed with worries about the impact of tax reform proposals on municipal bonds, and it was convinced the economy was slowing down. Today, tax reform is on the back burner, and the economy has picked up steam.

     Economic growth is particularly evident here in Maryland, where a slow recovery from the early-1990s recession is gathering momentum. Both Maryland funds are poised to take advantage of any increases in interest rates and the rising supply of new securities.

Respectfully  submitted,


[Signature]
Charles  B.  Hill
Chairman of the Investment Advisory Committee,
Maryland Short-Term Tax-Free Bond Fund

[Signature]
Mary J. Miller
Chairman of the Investment Advisory Committee,
Maryland Tax-Free Bond Fund September 20, 1996


================================================================================
Keeping Taxes To A Minimum
--------------------------------------------------------------------------------

     As the saying goes, it's not what you earn but what you keep that counts. The ability to provide tax-exempt income is the chief appeal of municipal bond funds, and investors in higher tax brackets often find these funds advantageous. Some funds invest in securities that offer the triple benefit of being free from federal, state, and local taxes.

     Investors should remember, however, that the total return on most municipal bond funds may not be entirely tax-free. To avoid federal income taxes, municipal funds must distribute all of their capital gains to shareholders each year. These distributions are fully taxable. On infrequent occasions, municipal funds may also purchase securities whose income is taxable, if permitted by the prospectus.

     Therefore, to judge accurately how well a fund minimizes taxes, investors should focus not just on income but on the gain or loss from the sale of securities, since both components make up total return. A fund's overall tax efficiency -- the percentage of its return that actually winds up in shareholders' pockets -- is calculated by dividing its after-tax total return by its pretax total return. For example, an optimum tax efficiency of 100% would indicate that these two returns were equal -- the shareholders paid no taxes. In reality, most municipal funds fall somewhat below this level due primarily to taxable capital gain distributions.

     At T. Rowe Price, our main goal in managing municipal bond portfolios is to provide competitive total return performance. At the same time, we strive to minimize capital gain distributions and other factors that would saddle our shareholders with taxes. "We don't allow tax considerations to drive our portfolio management, but we remain sensitive to taxes in our overall approach to management," says Mary J. Miller, Director of T. Rowe Price's Municipal Bond Department. Inevitably, there are times when market conditions necessitate the sale of a security despite the tax consequences. However, we are generally able to offset capital gains with losses incurred on the sale of other securities. Under Internal Revenue Service rules, losses can be carried for up to eight years to offset gains. "Our goal is to minimize capital gains by offsetting them with losses, so there would be no taxable event to the shareholder," says Ms. Miller.

==============================
WE REMAIN  SENSITIVE  TO TAXES
IN OUR OVERALL APPROACH . . .
------------------------------

     While not intentionally pursuing losses, T. Rowe Price aims to take advantage of them when they occur. For instance, when municipal bond prices have reached a cyclical low, we may sell some securities that are trading below our purchase price and reinvest the proceeds in higher-yielding securities. That strategy enhances the fund's income and also provides a tax loss that can be employed anytime in the following eight years to offset capital gains.

     According to Morningstar,* the Maryland Tax-Free Bond Fund's average tax efficiency rating for the five-year period ended August 31, 1996, was 98.3%. The Short-Term Tax-Free Bond Fund's average rating for the three-year period ended in August was 100%. While our foremost goal is to provide competitive total returns, we will continue to do our best to limit the amount of money you have to surrender to the IRS.

================================================================================
      * Although data are gathered from reliable sources, completeness and accuracy cannot be guaranteed.
================================================================================

================================================================================
Portfolio Highlights
--------------------------------------------------------------------------------
Key statistics
Maryland Short-Term Tax-Free Bond Fund                2/29/96         8/31/96
--------------------------------------------------------------------------------
Price Per Share                                       $5.15           $5.09

Dividends Per Share
        For 6 months                                   0.10            0.10
        For 12 months                                  0.21            0.21

Dividend Yield *
        For 6 months                                   4.12%           3.96%
        For 12 months                                  4.21            4.08

Weighted Average Maturity (years)                      2.7             2.0

Weighted Average Effective Duration (years)            2.3             1.8

Weighted Average Quality **                            AA+             AA+


Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
Price Per Share                                       $10.40         $10.16

Dividends Per Share
        For 6 months                                    0.28           0.28
        For 12 months                                   0.57           0.56

Dividend Yield *
        For 6 months                                    5.50%          5.53%
        For 12 months                                   5.66           5.59

Weighted Average Maturity (years)                       15.9           16.4

Weighted Average Effective Duration (years)             7.2            7.2

Weighted  Average  Quality **                           AA-            AA-
--------------------------------------------------------------------------------
* Dividends earned and reinvested for the periods indicated are annualized and divided by the average daily net asset values per share for the same period.

**   Based on T. Rowe Price research.
================================================================================

================================================================================
Portfolio Highlights
Sector Diversification
                                             Percent of      Percent of
                                             Net Assets      Net Assets
                                                2/29/96         8/31/96
Maryland Short-Term Tax-Free Fund
--------------------------------------------------------------------------------
Prerefunded Bonds                                   47%            44%
General Obligation-Local                            19             22
Dedicated Tax Revenue                                8              8
Solid Waste Revenue                                  5              5
General Obligation-State                             6              5
Hospitial Revenue                                    3              5
Educational Revenue                                  4              4
Escrowed to Maturity                                 3              3
Industrial and Pollution Control Revenue             1              3
All Other                                            3              3
Other Assets Less Liabilities                        1             -2
--------------------------------------------------------------------------------
Total                                              100%           100%

Maryland Tax-Free Bond
--------------------------------------------------------------------------------
Prerefunded Bonds                                   18%            17%
Hospital Revenue                                    16             17
Housing Finance Revenue                             15             16
General Obligation-Local                            10             12
Water and Sewer Revenue                              4              5
Miscellaneous Revenue                                3              5
Lease Revenue                                        4              5
Educational Revenue                                  5              4
Solid Waste Revenue                                  3              3
General Obligation-State                             7              3
LifeCare/Nursing Home Revenue                        2              2
Industrial and Pollution Control Revenue             2              2
Dedicated Tax Reveue                                 2              2
Air and Sea Transportation Revenue                   2              2
All Other                                            7              4
Other Assets Less Liabilities                       --              1
--------------------------------------------------------------------------------
Total                                              100%           100%

================================================================================
Performance Comparison

     These charts show the value of a hypothetical $10,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

[Maryland Short-Term Tax-Free Bond Fund SEC graph shown here]

[Maryland Tax-Free Bond Fund SEC graph shown here]

================================================================================
Average Annual Compound Total Return

     This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

================================================================================
                                                                Since  Inception
Periods Ended 8/31/96             1 Year  3 Years  5 Years  Inception       Date
--------------------------------------------------------------------------------
MD  Short-Term Tax-Free Bond Fund  3.50%    3.76%       --      4.21%    1/29/93

Maryland Tax-Free Bond Fund        5.22     4.15     7.20%      6.52     3/31/87
--------------------------------------------------------------------------------
Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.
--------------------------------------------------------------------------------

================================================================================
T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
================================================================================

Unaudited                                                             For a share outstanding throughout each period
====================================================================================================================================
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                                   6 Months             Year                                            1/29/93
                                                      Ended            Ended                                                 to
                                                    8/31/96          2/29/96           2/28/95          2/28/94         2/28/93
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
Beginning of period                              $     5.15       $     5.04       $     5.09       $     5.07       $     5.00

Investment activities
Net investment income                                  0.10*            0.21*            0.18*            0.15*            0.01*
Net realized and
unrealized gain (loss)                                (0.06)            0.11            (0.05)            0.02             0.07

Total from
investment activities                                  0.04             0.32             0.13             0.17             0.08

Distributions
Net investment income                                 (0.10)           (0.21)           (0.18)           (0.15)           (0.01)

NET ASSET VALUE
End of period                                    $     5.09       $     5.15       $     5.04       $     5.09       $     5.07

Ratios/Supplemental Data
Total return                                           0.83%*           6.49%*           2.64%*           3.49%*           1.67%*
Ratio of expenses to
average net assets                                     0.65%*+          0.65%*           0.65%*           0.65%*           0.65%+*
Ratio of net investment
income to average
net assets                                             3.93%*+          4.14%*           3.59%*           3.09%*           2.96%+*
Portfolio turnover rate                                13.7%+           39.3%           105.3%            20.5%            96.9%+
Net assets, end of period
(in thousands)                                    $   93,327       $   85,784       $   74,808       $   76,049       $    8,323
------------------------------------------------------------------------------------------------------------------------------------

*    Excludes expenses in excess of a 0.65% voluntary expense limitation in effect through 2/28/97.
+    Annualized.


The accompanying notes are an integral part of these financial statements.

================================================================================
T. Rowe Price Maryland Tax-Free Bond Fund
================================================================================

Unaudited                                                            For a share outstanding throughout each period
====================================================================================================================================
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                           6 Months           Year
                                              Ended          Ended
                                            8/31/96        2/29/96        2/28/95        2/28/94        2/28/93        2/29/92
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
Beginning of period                      $    10.40     $     9.99     $    10.45     $    10.50     $     9.82     $     9.61

Investment activities
Net investment income                          0.28           0.57           0.56           0.56           0.57           0.59
Net realized and
unrealized gain (loss)                        (0.24)          0.41          (0.44)          0.05           0.73           0.26

Total from
investment activities                          0.04           0.98           0.12           0.61           1.30           0.85

Distributions
Net investment income                         (0.28)         (0.57)         (0.56)         (0.56)         (0.57)         (0.59)
Net realized gain                              --             --            (0.02)         (0.10)         (0.05)         (0.05)

Total distributions                           (0.28)         (0.57)         (0.58)         (0.66)         (0.62)         (0.64)

NET ASSET VALUE
End of period                            $    10.16     $    10.40     $     9.99     $    10.45     $    10.50     $     9.82

Ratios/Supplemental Data
Total return                                   0.44%         10.00%          1.43%          5.93%         13.75%          9.13%
Ratio of expenses to
average net assets                             0.54%+         0.54%          0.57%          0.57%          0.61%          0.64%
Ratio of net investment
income to average
net assets                                     5.46%+         5.53%          5.73%          5.31%          5.72%          6.04%
Portfolio turnover rate                        35.1%+         23.9%          28.9%          24.3%          23.3%          21.9%
Net assets, end of period
(in thousands)                            $  785,932     $  798,589     $  724,823     $  821,402     $  724,469     $  475,188
------------------------------------------------------------------------------------------------------------------------------------

+    Annualized.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
================================================================================
Statement of Net Assets
--------------------------------------------------------------------------------
                                                               Par         Value
                                                                    In thousands
MARYLAND  97.2%

Allegany County, PCR, Westvaco Corp., 5.20%, 1/1/98 ...........  $  700   $  707
Anne Arundel County
                GO, 6.70%, 6/1/02 (Prerefunded 6/1/98+) .......   1,125    1,192
        Consolidated Water and Sewer, GO
                 6.00%, 3/1/10 (Prerefunded 3/1/97+) ..........     800      825
Baltimore City
                GO, 8.90%, 10/15/99 (MBIA Insured) ............     650      734
        Consolidated Public Improvement, GO
                7.50%, 10/15/00 (FGIC Insured) ................     500      554
                9.00%, 10/15/98 (MBIA Insured)
                 (Escrowed to Maturity) .......................   2,500    2,738
        Wastewater, 6.50%, 7/1/20 (MBIA Insured)

                 (Prerefunded 7/1/00+) ........................     600      640
        Water, 4.50%, 7/1/97 (FGIC Insured) ...................     570      573
Baltimore County

        Consolidated Public Improvement, 6.90%, 4/1/06
                 (Prerefunded 4/1/00+) ........................   1,000    1,094

        Metropolitan Dist. 6.80%, 4/1/01 (Prerefunded 4/1/00+)    1,000    1,090
Baltimore County Spring Hill Apartments, VRDN (Currently 3.55%)
                 (GNMA Guaranteed) ............................   1,100    1,100
Carroll County, Consolidated Public Improvement, GO

                 4.45%, 11/1/97 ...............................   1,000    1,005
Charles County, GO, 6.375%, 12/1/03 (Prerefunded 12/1/99+) ....   1,580    1,700
Harford County, Public Improvement, GO, 5.10%, 9/1/97 .........   1,000    1,011
Howard County, Consolidated Public Improvement, GO
                 5.00%, 2/15/98 ...............................   1,100    1,113

Maryland, GO

                5.20%, 10/15/98 ............................     1,000     1,021
                6.50%, 3/1/99 ..............................     1,000     1,052
                6.70%, 7/15/99 .............................       500       532
                6.70%, 5/15/01 (Prerefunded 5/15/98+) ......     2,000     2,100
                8.20%, 3/1/97 ..............................     1,000     1,022
        State and Local Fac., 4.50%, 10/15/98 ..............     1,000     1,007

Maryland DOT
                6.30%, 11/1/97 .............................       100       103
                6.375%, 11/1/98 ............................     1,875     1,957
                6.40%, 7/15/97 .............................     2,525     2,578
                6.40%, 7/15/98 .............................     1,925     2,000
                6.50%, 7/15/01 (Prerefunded 7/15/98+) ......    $1,200    $1,263
                6.50%, 7/15/02 (Prerefunded 7/15/98+) ......     1,000     1,055
                6.60%, 11/15/97 ............................       500       515
                6.70%, 11/15/99 (Prerefunded 11/15/98+) ....     2,000     2,116
                6.70%, 8/15/05 (Prerefunded 8/15/99+) ......     1,000     1,080
                6.80%, 11/15/02 (Prerefunded 11/15/98+) ....     2,000     2,133
                6.80%, 11/1/05 (Prerefunded 11/1/99+) ......       525       571
Maryland Economic Dev. Corp. ...............................
        Roland Park Country School

                5.20%, 11/1/96 .............................       735       736
                5.35%, 11/1/97 .............................       730       738
                5.50%, 11/1/98 .............................       725       737
Maryland Energy Fin. Administration

        International Paper, 4.10%, 9/1/10 * ...............     1,900     1,899
        Solid Waste Disposal, 5.10%, 12/1/99 * .............       450       452
Maryland Environmental Service
        Cecil County Landfill

                5.50%, 3/1/97 ..............................       385       388
                5.50%, 9/1/97 ..............................       395       399
        Midshore Landfill

                 5.20%, 9/1/96 (AMBAC Insured) .............       760       760
Maryland HHEFA
        Anne Arundel Medical Center

               3.85%, 7/1/97 (AMBAC Insured) ...................    940      939
      Doctor's Community Hosp ..................................
               8.75%, 7/1/22 (Prerefunded 7/1/00+) .............  3,965    4,602
        Francis Scott Key Medical Center
              6.50%, 7/1/97 (FGIC Insured) .....................    100      102
              6.75%, 7/1/23 (FGIC Insured) (Prerefunded 7/1/00+)  3,600    3,931
        Greater Baltimore Medical Center
               VRDN (Currently 3.60%) ..........................    100      100
        Kennedy Kreiger Institute
               VRDN (Currently 3.50%) ..........................  1,600    1,600
        Memorial Hosp. of Cumberland
               9.25%, 7/1/17 (Prerefunded 7/1/97+) .............  3,000    3,189
        Mercy Medical Center
               7.90%, 7/1/09 (Prerefunded 7/1/99+) .............    150      167
        North Arundel Hosp., 7.875%, 7/1/21 (BIGI Insured)
               (Prerefunded 7/1/98+) ...........................  1,250    1,353

Maryland Industrial Dev. Fin. Auth
       Holy Cross Health Systems, 5.00%, 12/1/98 ............... $1,460   $1,481
Maryland Water Quality Fin. Administration
              6.40%, 9/1/97 ....................................    100      102
      Revolving Loan Fund, 5.60%, 9/1/99 .......................    500      517
Montgomery County

        Consolidated Public Improvement, GO
              5.25%, 10/1/97 ...................................    885      897
              6.30%, 4/1/97 ....................................    900      913
              6.80%, 11/1/02 (Prerefunded 11/1/99+) ............  2,000    2,174
        Western County Swim Fac., 7.375%, 10/1/09
               (Prerefunded 10/1/97+) ..........................  1,500    1,582
Northeast Maryland Waste Disposal Auth., Southwest Resource

       Recovery Fac., 6.85%, 1/1/99 (MBIA Insured) .............  3,425    3,592
Prince George's County, GO
        Consolidated Public Improvement

              7.20%, 2/1/06 (Prerefunded 2/1/99+) ..............    600      645
              7.00%, 1/15/98 ...................................  1,450    1,501
              7.00%, 2/1/98 ....................................  1,500    1,555

        Solid Waste Management, 6.30%, 6/30/97
                (Escrowed to Maturity) ......................     100        102
aint Mary's County, GO, 7.00%, 3/1/98 (MBIA Insured) ........     585        608
Univ. of Maryland
               VRDN (Currently 3.35%) .......................   1,100      1,100
               7.00%, 10/1/05 (Prerefunded 10/1/99+) ........     500        546
       Equipment Loan, VRDN (Currently 3.35%) ...............     300        300
Washington Suburban Sanitary Dist., GO
               6.70%, 7/1/00 (Prerefunded 7/1/99+) ..........   1,000      1,078
               7.00%, 12/1/99 (Prerefunded 12/1/98+) ........   1,250      1,346
               5.50%, 6/1/97 ................................   1,000      1,012
               5.90%, 11/1/98 ...............................   2,000      2,069
               7.25%, 6/1/97 ................................     750        769
               8.00%, 1/1/00 ................................   3,295      3,647
Wicomico County, Consolidated Public Improvement, GO
                7.00%, 2/1/98 (FGIC Insured) ................     750        778
Worcester County
        Consolidated Public Improvement, GO
               5.00%, 8/1/97 ................................     550        555
               5.00%, 8/1/98 ................................     570        578
               5.00%, 8/1/99 ................................ $ 1,000    $ 1,017
Total Maryland (Cost $89,966)                                             90,737

PUERTO RICO  4.6%
Puerto Rico Commonwealth, Highway and Transportation Auth
                8.125%, 7/1/13
               (Prerefunded 7/1/98+) ........................   1,500      1,633

Puerto Rico Electric Power Auth ..............................

               7.125%, 7/1/14 (Prerefunded 7/1/99+) .........   2,070      2,254
Puerto Rico Ind., Med., Higher Ed. and Environmental Pollution
        Control Fac. Fin. Auth ...............................
        Catholic Univ. of Puerto Rico
               4.10%, 12/1/96 ...............................     210        210
               4.40%, 12/1/97 ...............................     215        215
Total Puerto Rico (Cost $ 4,243)                                           4,312

Total Investments in Securities
101.8% of Net Assets (Cost$ 94,209)                                     $ 95,049
Other Assets Less Liabilities ......................................     (1,722)
NET ASSETS .........................................................    $ 93,327
Net Assets Consist of:

Accumulated net investment income - net of distributions ...........    $      1
Accumulated net realized gain/loss - net of distributions ..........       (863)

Net unrealized gain (loss) .........................................         840

Paid-in-capital applicable to 18,341,245 no par
value shares of beneficial interest outstanding;
unlimited number of shares authorized ..............................      93,349
NET ASSETS .........................................................    $ 93,327
NET ASSET VALUE PER SHARE ..........................................    $   5.09


*       Interest subject to alternative minimum tax
+       Used in determining portfolio maturity
AMBAC   AMBAC Indemnity Corp.
BIGI    Bond Investors Guaranty Insurance
DOT     Departent of Transportation
FGIC    Financial Guaranty Insurance Company
GO      General Obligation
GNMA    Government National Mortgage Association
HHEFA   Health & Higher Educational Facility Authority
MBIA    Municipal Bond Investors Assurance Corp.
PCR     Pollution Control Revenue
VRDN    Variable Rate Demand Note

T. Rowe Price Maryland Tax-Free Bond Fund
================================================================================
Statement of Net Assets
                                                                Par        Value
                                                                    In thousands
MARYLAND  95.5%

Allegany Co., PCR, Westvaco Corp., 6.20%,1/1/08 ................ $1,350   $1,435
Anne Arundel County, GO
        Consolidated General Improvement
               6.30%, 8/1/16 ...................................    775      813
               6.30%, 8/1/19 ...................................    725      757
               6.30%, 8/1/20 ...................................    705      736
               6.30%, 8/1/21 ...................................    790      823
               6.90%, 1/15/08 (Prerefunded 1/15/99+) ...........  1,150    1,236
        Consolidated Water and Sewer
               5.00%, 9/1/13 ...................................  2,330    2,161
               5.00%, 9/1/14 ...................................  2,330    2,143
               5.00%, 9/1/15 ...................................  2,330    2,125
               5.00%, 9/1/16 ...................................  2,325    2,114
               6.30%, 8/1/22 ...................................    450      469
               6.30%, 8/1/24 ...................................    720      750
               7.20%, 4/15/13 (Prerefunded 4/15/00+) ...........    625      689
               7.20%, 4/15/14 (Prerefunded 4/15/00+) ...........    625      689
Anne Arundel County, PCR, Baltimore Gas and Electric, TECP
                3.45%, 9/3/96 * ................................  3,100    3,100
Baltimore City
        Board of Ed. Administration Headquarters, COP
                7.25%, 4/1/16 (MBIA Insured) ...................  3,200    3,480
        Consolidated Public Improvement, GO
               Zero Coupon, 10/15/06 (FGIC Insured) ............  3,100    1,808
               Zero Coupon, 10/15/08 (FGIC Insured) ............  3,800    1,931
               Zero Coupon, 10/15/09 (FGIC Insured) ............  4,600    2,195
               Zero Coupon, 10/15/11 (FGIC Insured) ............  7,500    3,118
               7.50%, 10/15/09 (FGIC Insured) ..................  2,635    3,163
               7.00%, 10/15/07 (MBIA Insured) ..................    500      577
               7.00%, 10/15/08 (MBIA Insured) ..................  5,190    6,002
       Convention Center, 6.00%, 9/1/17 (FGIC Insured) .........  5,285    5,335
        Rivoli Office Building Fac., COP
               7.20%, 4/1/10 (MBIA Insured) ....................  1,950    2,117
               7.20%, 4/1/10 (MBIA Insured)(Prerefunded 4/1/00+)  1,300    1,435
               7.25%, 4/1/16 (MBIA Insured) ....................  5,845    6,355
               7.25%, 4/1/16 (MBIA Insured)(Prerefunded 4/1/00+)  1,655    1,829

        Wastewater
                5.50%, 7/1/26 (FGIC Insured) ...............   $ 6,000   $ 5,688
                5.60%, 7/1/13 (MBIA Insured) ...............    19,300    19,030
        Water

                5.50%, 7/1/26 (FGIC Insured) ...............     5,000     4,741
                6.00%, 7/1/15 (FGIC Insured) ...............     6,250     6,442
Baltimore City

        Port Fac., E.I. DuPont - CONOCO

                6.50%, 10/1/11 .............................    10,400    11,249
        Tindeco Wharf Apartments, 6.60%, 12/20/24

                (GNMA Guaranteed) ..........................     1,000     1,028
Baltimore County, GO
                TECP, BAN, 3.35%, 9/4/96 ...................     1,000     1,000
        Consolidated Public Improvement

                5.50%, 6/1/16 ..............................     3,850     3,768
        Pension Funding, GO, 7.10%, 10/1/12

                (Prerefunded 10/1/99+) .....................     3,195     3,495
        Special Assessment, 5.50%, 6/1/16 ..................     1,240     1,214
Baltimore County

        North Brooke Apartment, 6.35%, 1/20/21

                (GNMA Guaranteed) ..........................     3,000     3,061
        PCR, Bethlehem Steel, 7.55%, 6/1/17 ................     3,300     3,404
        Pickersgill Retirement Community, 7.70%, 1/1/21 ....     3,550     3,685
        Spring Hill Apartments, VRDN (Currently 3.55%)
                 (GNMA Guaranteed) .........................     9,200     9,200
        Stella Maris, 7.50%, 3/1/21 ........................     2,760     2,906
Bel Air, Parking, COP

                 7.80%, 6/1/10 (CGIC Insured)

                 (Prerefunded 12/1/98+) ....................     1,500     1,640
Calvert County, PCR, Baltimore Gas and Electric
                 5.55%, 7/15/14 ............................     8,800     8,552

Carroll County
        Consolidated Public Improvement, GO
                5.30%, 11/1/13 ...............................    2,210    2,124
                6.00%, 11/1/06 (Prerefunded 11/1/99+) ........      800      851
                7.30%, 10/1/20 ...............................    2,000    2,212
        Copper Ridge, 7.75%, 1/1/18 ..........................    3,000    3,135
        Fairhaven, 7.75%, 1/1/11 .............................    1,000    1,065
Charles County, Holly Station

                 6.45%, 5/1/26 (FHA Guaranteed) $ ............    1,780   $1,813
Damascus Gardens Dev. Corp., Multi Family
                 7.375%, 11/1/21 (FHA Guaranteed) ............    3,927    3,935
Frederick, GO
        General Improvement

                VRDN (Currently 3.65%) .......................    2,300    2,300
                6.125%, 12/1/09 (FGIC Insured) ...............    1,840    1,929
Frederick County, GO, 7.20%, 4/1/05 (Prerefunded 4/1/99+) ....    1,000    1,086
Gaithersburg Economic Auth., Asbury Methodist Home
                 7.85%, 1/1/20 (Prerefunded 1/1/00+) .........    6,500    7,275
Gaithersburg Hosp. Fac., Shady Grove Adventist Hosp ..........
                 6.50%, 9/1/12 (FSA Insured) .................    5,000    5,494
Harford County
        Consolidated Public Improvement, GO
                5.00%, 3/1/13 ................................    1,500    1,393
                5.00%, 3/1/14 ................................    1,500    1,382
                5.00%, 3/1/15 ................................    1,400    1,278
Howard County

        Consolidated Public Improvement, GO
                5.875%, 5/15/12 ..............................    3,020    3,078

                7.30%, 2/15/02 (Prerefunded 1/1/99+) .........      650      693
                7.40%, 2/15/09 (Prerefunded 1/1/99+) .........      250      269
        Metropolitan Dist., GO, 7.15%, 5/15/14

                 (Prerefunded 5/15/00+) ......................    1,005    1,100
                7.15%, 5/15/15 (Prerefunded 5/15/00+) ........    1,080    1,182
                7.15%, 5/15/16 (Prerefunded 5/15/00+) ........    1,160    1,270
                7.15%, 5/15/17 (Prerefunded 5/15/00+) ........    1,245    1,363
        Special Fac., 6.00%, 2/15/21 .........................    3,110    3,168
Laurel, GO
                6.90%, 7/1/07 (MBIA Insured)            1,000           1,102
                7.00%, 7/1/09 (MBIA Insured)            550             606

Maryland
                GO, 7.00%, 10/15/03 (Prerefunded 10/15/00+) ..    2,000    2,196
                GO, 7.10%, 10/15/04 (Prerefunded 10/15/00+) ..    3,000    3,317
        St. Mary's County Building Commission, COP

                 7.625%, 12/1/03 (Prerefunded 6/1/98+) .......    1,500    1,613

        State and Local Fac. Loan, GO

                4.70%, 2/15/10 ...............................   $8,000   $7,341
                5.70%, 3/15/10 ...............................    5,000    5,112
Maryland CDA

        Dept. of Housing and Community Dev., GO

                 5.90%, 6/1/26 (MBIA Insured) ................    1,180    1,172
        Infrastructure
                8.375%, 6/1/08 ...............................      775      838
                8.50%, 6/1/18 ................................    1,350    1,464
        Single Family

                5.875%, 4/1/17 * .............................    1,910    1,907
                5.95%, 4/1/16 ................................    1,500    1,481
                6.00%, 4/1/17 ................................    2,500    2,479
                6.45%, 4/1/14 ................................    1,000    1,027
                6.75%, 4/1/10 * ..............................    5,000    5,185
                6.75%, 4/1/26 * ..............................    3,995    4,097
                6.80%, 4/1/22 * ..............................    4,115    4,209
                6.80%, 4/1/24 * ..............................    2,740    2,802
                6.85%, 4/1/11 ................................    4,895    5,091
                7.00%, 4/1/14 ................................    2,720    2,861
                7.05%, 4/1/17 ................................    4,750    4,986
                7.25%, 4/1/11 * ..............................    2,000    2,106
                7.25%, 4/1/19 ................................    9,000    9,414
                7.25%, 4/1/27 ................................    9,250    9,621
                7.375%, 4/1/10 ...............................      495      521
                7.40%, 4/1/17 ................................    5,395    5,686
                7.50%, 4/1/00 ................................      500      518
                7.60%, 4/1/17 ................................    2,200    2,277
                7.625%, 4/1/29 * .............................    1,860    1,926
                7.875%, 4/1/07 ...............................      300      310
                8.00%, 4/1/18 ................................    1,200    1,221
                8.125%, 4/1/17 ...............................    1,335    1,350
                8.20%, 4/1/18 ................................    1,150    1,185
Maryland DOT, 6.80%, 11/1/05 (Prerefunded 11/1/99+)               5,500    5,978
Maryland Economic Dev. Corp., Gull Creek, 8.10%, 4/1/26           2,500    2,473

Maryland Energy Fin. Administration
         Wheelabrator, 6.30%, 12/1/10 *                           2,895    2,949
Maryland Environmental Service
      Cecil County Landfill, 5.25%, 9/1/96 ..................... $  375   $  375
Maryland HHEFA
      Broadmead, 7.625%, 7/1/10 ................................  1,345    1,411
      Church Hosp., 8.00%, 7/1/09 ..............................  1,200    1,280
      Doctor's Community Hosp ..................................
              5.50%, 7/1/24 ....................................  3,000    2,582
              8.75%, 7/1/22 (Prerefunded 7/1/00+) ..............  6,800    7,893
      Francis Scott Key Medical Center
              5.00%, 7/1/18 (FGIC Insured) .....................  4,880    4,378
              5.00%, 7/1/23 (FGIC Insured) .....................  5,850    5,123
              7.00%, 7/1/10 (FGIC Insured) (Prerefunded 7/1/00+)  2,000    2,201
      Franklin Square Hosp.,
              7.50%, 7/1/19 (MBIA Insured) .....................  4,750    5,166
      Frederick Memorial Hosp ..................................
              5.00%, 7/1/28 ....................................  4,750    4,120
              5.00%, 7/1/23 (FGIC Insured) .....................  5,500    4,817
      Good Samaritan Hosp ......................................
              5.60%, 7/1/06 ....................................  1,795    1,808
              5.60%, 7/1/07 ....................................  1,875    1,875
              5.75%, 7/1/13 ....................................  4,000    3,966
              7.40%, 7/1/09 (Prerefunded 7/1/99+) ..............  1,000    1,097
              7.50%, 7/1/21 (Prerefunded 7/1/99+) ..............  4,000    4,397

        Greater Baltimore Medical Center
              VRDN (Currently 3.60%) ...........................  1,500    1,500
              5.00%, 7/1/19 (FGIC Insured) .....................  2,860    2,529
      Holy Cross Hosp ..........................................
              7.125%, 7/1/10 (AMBAC Insured)
              (Prerefunded 7/1/00+) ............................  1,400    1,547
              7.50%, 7/1/01 (AMBAC Insured)
              (Prerefunded 7/1/00+) ............................  1,655    1,850
      Howard County General Hosp., 5.50%, 7/1/21 ...............  5,000    4,345

Johns Hopkins Hosp .....................................
        Zero Coupon, 7/1/19 ............................       9,460       2,409
          7.00%, 7/1/23 (Prerefunded 7/1/00+) ..........       1,305       1,437
  Johns Hopkins Medical Institute Parking Fac ..........

          5.375%, 7/1/20 (AMBAC Insured) ...............       6,800       6,404
          5.50%, 7/1/26 (AMBAC Insured) ................       2,500       2,367

  Johns Hopkins Univ ...................................
          7.375%, 7/1/08 ...............................     $ 1,500     $ 1,605
          7.50%, 7/1/20 ................................      11,015      11,769
  Kaiser Permanente, VRDN (Currently 3.40%) ............         400         400
  Kennedy Kreiger Institute
          VRDN (Currently 3.50%) .......................       2,300       2,300
          6.75%, 7/1/22 ................................       2,850       2,861
          7.40%, 7/1/11 ................................         370         386
  Loyola College, VRDN (Currently 3.65%) ...............       5,000       5,000
  Maryland General Hosp., 6.20%, 7/1/24
           (MBIA Insured) ..............................       4,000       4,109
  Mercy Medical Center
          5.625%, 7/1/17 ...............................       1,530       1,491
          5.75%, 7/1/26 ................................       3,260       3,178
          7.90%, 7/1/09 (Prerefunded 7/1/99+) ..........       2,000       2,219
          8.00%, 7/1/20 (Prerefunded 7/1/99+) ..........       6,500       7,228
  Peninsula Regional Medical Center

           5.00%, 7/1/23 (MBIA Insured) ................      11,035       9,664
  Pooled Loan Program, VRDN (Currently 3.50%) ..........       1,000       1,000
  Sinai Hosp ...........................................

          5.25%, 7/1/19 (AMBAC Insured) ................       3,070       2,811
          7.30%, 7/1/05 (AMBAC Insured)
           (Prerefunded 7/1/00+) .......................       2,000       2,222
  Suburban Hosp., 7.60%, 7/1/18
           (Prerefunded 7/1/98+) .......................         300         323
  Union Hosp. of Cecil County, 6.625%, 7/1/12 ..........       1,545       1,547
  Union Memorial Hosp ..................................

          6.60%, 7/1/06 (MBIA Insured) .................         500         544
          6.75%, 7/1/11 (MBIA Insured) .................       3,000       3,279
          6.75%, 7/1/21 (MBIA Insured) .................       7,895       8,472

      Univ. of Maryland Medical System
              5.00%, 7/1/20 (FGIC Insured) .....................  11,950  10,541
              7.00%, 7/1/17 (FGIC Insured) (Prerefunded 7/1/01+)   7,770   8,662
              7.00%, 7/1/22 (FGIC Insured) .....................   2,000   2,313
              7.00%, 7/1/11 (MBIA Insured) (Prerefunded 7/1/01+)   4,550   5,072

Maryland Ind. Dev. Fin. Auth
      American Center for Physics Headquarters Fac
              6.25%, 1/1/07 ....................................   5,770   5,835
              6.375%, 1/1/12 ................................... $ 5,900 $ 5,983
              6.625%, 1/1/17 ...................................   4,250   4,284
      Associated Catholic Charities, 9.00%, 1/1/10 .............     930   1,016
      Bon Secours Health System
               5.929%, 8/26/22 (FSA Insured) ...................  10,000  10,133
      Holy Cross Health, 5.60%, 12/1/09 ........................   2,780   2,806

Maryland Local Gov't. Income Trust Capitalization
Program, GO, COP
              6.80%, 8/1/01 ....................................   1,615   1,764
              7.125%, 8/1/09 ...................................   3,000   3,290
Maryland Stadium Auth
      Baltimore Convention Center Expansion
              5.875%, 12/15/11 .................................   2,025   2,062
              5.875%, 12/15/10 (AMBAC Insured) .................   1,500   1,533
      Sports Fac
              5.60%, 3/1/14 (AMBAC Insured) ....................   1,560   1,533
              5.75%, 3/1/22 (AMBAC Insured) ....................   6,500   6,330
              5.80%, 3/1/26 (AMBAC Insured) ....................  10,090   9,867
Maryland Transportation Auth
              6.80%, 7/1/16 (Escrowed to Maturity) .............   6,120   6,774
              Zero Coupon, 7/1/07 (FGIC Insured) ...............   8,500   4,787
              Zero Coupon, 7/1/08 (FGIC Insured) ...............   2,000   1,056
              Zero Coupon, 7/1/09 (FGIC Insured) ...............  10,410   5,142
      Baltimore-Washington Int'l. Airport
              6.25%, 7/1/14 (FGIC Insured) * ...................   3,105   3,218
              6.40%, 7/1/19 (FGIC Insured) * ...................  10,920  11,170

Maryland Water Quality Fin. Administration
        Revolving Loan Fund

                Zero Coupon, 9/1/02 ........................     1,185       883
                Zero Coupon, 9/1/07 ........................     1,125       628
                6.00%, 9/1/15 ..............................     1,600     1,628
                6.70%, 9/1/13 (Prerefunded 9/1/01+) ........     1,280     1,414
                7.10%, 9/1/13 (Prerefunded 9/1/01+) ........       985     1,105
                7.25%, 9/1/11 (Prerefunded 9/1/00+) ........     1,700     1,892
                7.25%, 9/1/12 (Prerefunded 9/1/00+) ........     2,000     2,226
Maryland-National Capital Park and Planning Commission

        Little Bennett Golf Fac., 8.25%, 10/1/11 ...........     2,350     2,541
        Prince George's County, GO, 6.90%, 7/1/05
                (Prerefunded 7/1/00+) ......................     1,400     1,536
                6.90%, 7/1/06 (Prerefunded 7/1/00+) ........     1,350     1,481
                6.90%, 7/1/07 (Prerefunded 7/1/00+) ........    $1,400    $1,536
                6.90%, 7/1/08 (Prerefunded 7/1/00+) ........     1,400     1,536
                6.90%, 7/1/09 (Prerefunded 7/1/00+) ........     1,400     1,536

Montgomery County, GO
                TECP, BAN, 3.35%, 9/5/96 ...................     4,000     4,000
        Consolidated Public Improvement
                5.50%, 4/1/16 ..............................     3,000     2,936
                6.125%, 10/1/13 ............................     2,500     2,614
                6.125%, 10/1/14 ............................     3,150     3,281
                6.80%, 11/1/09 (Prerefunded 11/1/99+) ......     1,145     1,244
                7.10%, 10/1/09 (Prerefunded 10/1/00+) ......     1,000     1,109
                7.10%, 10/1/10 (Prerefunded 10/1/00+) ......     1,840     2,041
                7.25%, 10/1/08 (Prerefunded 10/1/98+) ......       500       539

Montgomery County Housing Opportunities Commission
        Multi-Family

                6.25%, 7/1/25 ............................      5,500      5,543
                7.50%, 7/1/24 ............................      3,000      3,135
        Single Family

                6.00%, 7/1/17 ............................      4,595      4,557
                6.50%, 7/1/11 ............................      2,910      2,997
                6.65%, 7/1/16 ............................      2,370      2,447
                6.80%, 7/1/17 ............................      2,910      3,002
                6.90%, 7/1/19 ............................      2,000      2,085
                7.50%, 7/1/17 ............................      1,815      1,910
                7.625%, 7/1/17 ...........................      3,580      3,734
Montgomery County, PCR

         Potomac Electric Power, 5.375%, 2/15/24 .........      4,560      4,177
Morgan State Univ., Academic Fees and Auxiliary Fac ......
                 6.05%, 7/1/15 (MBIA Insured) ............      1,050      1,088
Northeast Maryland Waste Disposal Auth ...................
        Montgomery County Resources

                 6.30%, 7/1/16 (MBIA Insured) ............      3,880      3,969
        Southwest Resource Recovery Fac ..................
                6.00%, 7/1/08 * ..........................     10,000     10,016
                6.20%, 7/1/10 ............................      7,275      7,378
Prince George's County
        Consolidated Public Improvement, GO
                5.25%, 1/1/14 (MBIA Insured) .............      2,000      1,906
        Solid Waste Management System

                6.90%, 6/30/05 (Prerefunded 6/30/00+) ....    $ 1,500    $ 1,646
                6.90%, 6/30/06 (Prerefunded 6/30/00+) ....      1,000      1,097
                7.00%, 6/30/07 (Prerefunded 6/30/00+) ....      1,120      1,233
                7.00%, 6/30/09 (Prerefunded 6/30/00+) ....      1,255      1,381

Prince George's County
        Collington Episcopal Life Care Community, Inc. ...
                5.625%, 4/1/09 ...........................      1,500      1,431

        Dimensions Health Corp. ..........................

                5.375%, 7/1/14 ...........................     10,435      9,672
                7.00%, 7/1/01 ............................      2,450      2,644
                7.00%, 7/1/22 (Prerefunded 7/1/02+) ......      2,660      2,995
                7.20%, 7/1/06 ............................        420        468
                7.20%, 7/1/06 (Prerefunded 7/1/02+) ......      1,985      2,255
Prince George's County, PCR, Potomac Electric
                6.375%, 1/15/23 ..........................      5,000      5,197

Prince George's County Housing Auth ......................

        New Keystone, 6.80%, 7/1/25 (MBIA Insured) .......      2,600      2,701
        Riverview Terrace Apts., 6.70%, 6/20/20
                 (GNMA Guaranteed) * .....................      1,500      1,570
        Stevenson Apartments, 6.35%, 7/20/20
                 (GNMA Guaranteed) .......................      2,200      2,244
Prince George's County IDA
        Gabriel DuVall Law Building, 8.00%, 9/1/07 .......      1,185      1,240
        Upper Marlboro Justice Center
                 5.25%, 6/30/19 (MBIA Insured) ...........      1,500      1,392
Univ. of Maryland
                5.75%, 4/1/17 ............................      5,000      4,940
                6.375%, 4/1/09 ...........................      2,100      2,270
                6.50%, 4/1/12 ............................        440        472
                7.00%, 10/1/05 (Prerefunded 10/1/99+) ....      2,000      2,182
                7.20%, 10/1/09 (Prerefunded 10/1/99+) ....      1,400      1,536
        Equipment Loan, VRDN (Currently 3.35%) ...........      1,200      1,200
Washington County Public Fac., GO, 6.70%, 12/1/05
                 (Prerefunded 12/1/98+) ..................      1,115      1,193
Washington County Sanitary Dist., GO
                6.875%, 2/1/10 (Prerefunded 2/1/00+) .....      3,500      3,815
                7.00%, 2/1/15 (Prerefunded 2/1/00+) ......      2,000      2,188
Washington Suburban Sanitary Dist., GO

                6.20%, 6/1/11 ............................     $2,400     $2,516
                6.20%, 6/1/12 ............................      1,500      1,570
                6.40%, 1/1/15 ............................      2,270      2,406
                6.625%, 6/1/18 ...........................      3,665      3,934
                6.90%, 6/1/08 (Prerefunded 6/1/00+) ......      1,500      1,643
                6.90%, 6/1/09 (Prerefunded 6/1/00+) ......      2,300      2,520
                7.40%, 7/1/07 (Prerefunded 7/1/98+) ......        700        752
                BAN, 3.40%, 9/4/96 .......................      7,000      7,000

Worcester County Sanitary Dist ...........................
                6.50%, 8/15/12 ...........................        735        779
                6.50%, 8/15/12 (Prerefunded 8/15/02+) ....      1,265      1,397
Total Maryland (Cost  $718,739)                                          750,889
PUERTO RICO  3.4%

Puerto Rico Commonwealth
                GO, 6.25%, 7/1/11 (MBIA Insured) ........      2,000       2,161
                GO, 6.25%, 7/1/12 (MBIA Insured) ........      1,750       1,888
Puerto Rico Highway and Transportation Auth .............

                 5.50%, 7/1/15 (FSA Insured) ............      5,000       4,879
Puerto Rico Electric Power Auth .........................
                 7.00%, 7/1/11 (Prerefunded 7/1/01+) ....      1,200       1,343
Puerto Rico Infrastructure Fin. Auth., 7.50%, 7/1/09 ....      5,150       5,513
Puerto Rico Municipal Fin. Agency
                 6.00%, 7/1/14 (FSA Insured) ............      3,030       3,072
Puerto Rico Public Building Auth., Gov't. Fac., GO
                 5.50%, 7/1/25 (AMBAC Insured) ..........      6,000       5,732
Univ. of Puerto Rico, 5.25%, 6/1/25 (MBIA Insured) ......      2,325       2,147
Total Puerto Rico (Cost .................................    $25,853)     26,735

Total Investments in Securities
98.9% of Net Assets (Cost $744,592)                                     $777,624

Futures Contracts
In thousands
                                            Contract   Unrealized
                                Expiration     Value   Gain (Loss)

Long, 20 Municipal Bond Index
contracts, $80,000 of
Municipal bonds
pledged as initial margin            12/96  $682,000    $(27)
Net payments (receipts) of
variation margin to date                                  16

Variation margin receivable
(payable) on open futures
contracts                                               (11)

Other Assets Less Liabilities ....................................        8,319

NET ASSETS .......................................................    $ 785,932
Net Assets Consist of:

Accumulated net investment income - net of distributions .........    $       1
Accumulated net realized gain/loss - net of distributions ........       (4,389)

Net unrealized gain (loss) .......................................       33,005

Paid-in-capital applicable to 77,382,147 no par value shares of beneficial interest outstanding; unlimited number of shares
authorized .......................................................      757,315
NET ASSETS .......................................................    $ 785,932
NET ASSET VALUE PER SHARE ........................................    $   10.16

*       Interest subject to alternative minimum tax
+       Used in determining portfolio maturity
AMBAC   AMBAC Indemnity Corp.
BAN     Bond Anticipation Note
CDA     Community Development Administration
CGIC    Capital Guaranty Insurance Corp.
COP     Certificates of Participation
DOT     Department of Transportation
FGIC    Financial Guaranty Insurance Company
FHA     Federal Housing Authority
FSA     Financial Security Assurance Corp.
GNMA    Government National Mortgage Association
GO      General Obligation
HHEFA   Health & Higher Educational Facility Authority
IDA     Industrial Development Authority
MBIA    Municipal Bond Investors Assurance Corp.
PCR     Pollution Control Revenue
TECP    Tax-Exempt Commercial Paper
VRDN    Variable Rate Demand Note


The accompanying notes are an integral part of these financial statements.

================================================================================
Statement of Operations
--------------------------------------------------------------------------------
In thousands                                          Short -Term
                                                        Bond Fund     Bond Fund
                                                         6 Months      6 Months
                                                            Ended         Ended
                                                          8/31/96       8/31/96
--------------------------------------------------------------------------------
Investment Income
Interest income $ ..................................        2,067      $ 23,610
Expenses
        Investment management ......................          181         1,696
        Custody and accounting .....................           49            84
        Shareholder servicing ......................           44           290
        Legal and audit ............................            6             9
        Prospectus and shareholder reports .........            4            30
        Registration ...............................            3             2
        Trustees ...................................            3             5
        Miscellaneous ..............................            3             9
        Total expenses .............................          293         2,125
Net investment income ..............................        1,774        21,485

Realized and Unrealized Gain(Loss)
Net realized gain (loss)
        Securities .................................            3            18
        Futures ....................................            6           378
        Net realized gain (loss) ...................            9           396
Change in net unrealized gain or loss
        Securities .................................       (1,001)      (19,455)
        Futures ....................................         --             110
        Change in net unrealized gain or loss ......       (1,001)      (19,345)
Net realized and unrealized gain (loss) ............         (992)      (18,949)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS .............................     $    782      $  2,536
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

===========================================================================================
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------
In thousands                           Short-Term Bond Fund                 Bond Fund
                                      6 Months         Year     6 Months         Year
                                         Ended        Ended        Ended        Ended
                                       8/31/96      2/29/96      8/31/96      2/29/96
-------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations
        Net investment income ....   $   1,774    $   3,389    $  21,485    $  42,251
        Net realized gain (loss) .           9          286          396        4,930
        Change in net unrealized
        gain or loss .............      (1,001)       1,403      (19,345)      25,591
        Increase (decrease) in
        net assets from operations         782        5,078        2,536       72,772

Distributions to shareholders
        Net investment income ....      (1,774)      (3,389)     (21,485)     (42,251)

Capital share transactions*
        Shares sold ..............      24,083       40,883       63,939      133,827
        Distributions reinvested .       1,531        2,841       15,982       31,291
        Shares redeemed ..........     (17,079)     (34,437)     (73,629)    (121,873)
        Increase (decrease) in
        net assets from capital
        share transactions .......       8,535        9,287        6,292       43,245

Net Assets
Increase (decrease)
during period ....................       7,543       10,976      (12,657)      73,766
Beginning of period ..............      85,784       74,808      798,589      724,823

End of period ....................   $  93,327    $  85,784    $ 785,932   $  798,589

*Share information
        Shares sold ..............       4,726        8,007        6,293       13,045
        Distributions reinvested .         300          556        1,572        3,049
        Shares redeeemed .........      (3,352)      (6,739)      (7,249)     (11,885)
        Increase (decrease)
        in shares outstanding ....       1,674        1,824          616        4,209
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

================================================================================
Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940. The Maryland Short-Term Tax-Free Bond Fund (the Short-Term Bond Fund) and the Maryland Tax-Free Bond Fund (the Bond Fund), nondiversified, open-end management investment companies, are two of the portfolios established by the trust and commenced operations on January 29, 1993, and March 31, 1987, respectively.

Valuation

     Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of each fund, as authorized by the Board of Trustees.

Premiums and Discounts

Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

Other

     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by each fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gain or loss until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT  TRANSACTIONS

     Consistent with their investment objectives, the funds engage in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of each fund are described more fully in each fund's prospectus and Statement of Additional Information.

Futures  Contracts

     At August 31, 1996, the Bond Fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Other Purchases and sales of portfolio securities, other than short-term securities, for the six months ended August 31, 1996, were as follows:

                                                      Short-Term
                                                       Bond Fund       Bond Fund
--------------------------------------------------------------------------------
Purchases                                            $15,831,000    $133,633,000
Sales                                                  5,827,000     130,680,000

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its income. The Short-Term Bond Fund has unused realized capital loss carryforwards for federal income tax purposes of $874,000, of which $421,000 expires in 2003 and $453,000 in 2004. The Bond Fund has unused realized capital loss carryforwards for federal income tax purposes of $4,188,000, which expires in 2003. Each fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

     At August 31, 1996, the aggregate costs of investments for the Short-Term Bond and Bond Funds for federal income tax and financial reporting purposes were $94,209,000 and $744,592,000, respectively. Net unrealized gain on investments was as follows:

                                                      Short-Term
                                                       Bond Fund       Bond Fund
--------------------------------------------------------------------------------
Appreciated investments                               $  867,000    $ 34,845,000
Depreciated investments                                 (27,000)     (1,813,000)
--------------------------------------------------------------------------------
Net unrealized gain (loss)                            $  840,000    $ 33,032,000

NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management agreement between each fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $32,000 and $289,000 were payable at August 31, 1996 by the Short-Term Bond and Bond Funds, respectively. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.10% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.305% for assets in excess of $50 billion. At August 31, 1996, and for the six months then ended, the effective annual group fee rate was 0.33%. Each fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     Under the terms of the investment management agreement, the manager is required to bear any expenses through February 28, 1997, which would cause the Short-Term Bond Fund's ratio of expenses to average net assets to exceed 0.65%. Thereafter, through February 28, 1999, the Short-Term Bond Fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 0.65%. Pursuant to this agreement, $13,000 of management fees were not accrued by the Short-Term Bond Fund for the six months ended August 31, 1996, and $33,000 remains unaccrued from the prior period. Additionally, $262,000 of unaccrued fees and expenses related to a previous expense limitation are subject to reimbursement through February 28, 1997.

     In addition, each fund has entered into agreements with the manager and a wholly owned subsidiary of the manager, pursuant to which each fund receives certain other services. The manager computes the daily share price and maintains the financial records of each fund. T. Rowe Price Services, Inc., is each fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. The Short-Term Bond and Bond Funds incurred expenses pursuant to these related party agreements totaling approximately $68,000 and $262,000, respectively, for the six months ended August 31, 1996, of which $13,000 and $50,000, respectively, were payable at period-end.

                      For yield, price, last transaction,
                         and current balance, 24 hours,
                              7 days a week, call:
                            1-800-638-2587 toll free

                                 For assistance
                               with your existing
                              fund account, call:
                           Shareholder Service Center
                            1-800-225-5132 toll free
                            625-6500 Baltimore area

                               Investor Centers:
                              101 East Lombard St.
                              Baltimore, MD 21202
                                 T. Rowe Price

                                Financial Center
                              10090 Red Run Blvd.
                             Owings Mills, MD 21117

                                Farragut Square
                             900 17th Street, N.W.
                             Washington, D.C. 20006

                                   ARCO Tower
                                   31st Floor
                              515 South Flower St.
                             Los Angeles, CA 90071

                             4200 West Cypress St.
                                   10th Floor
                                Tampa, FL 33607

                                 T. Rowe Price
                             100 East Pratt Street
                           Baltimore, Maryland 21202

                           http://www.troweprice.com

        This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus of the
                     T. Rowe Price Maryland Tax-Free Funds.


              T. Rowe Price Investment Services, Inc., Distributor

                                RPRTMDC 8/31/96